INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2014
Inventories Tables [Abstract]
Inventory current
NOTE 4 – Inventories:

Inventories consisted of the following:
	June 30,	December 31,
	2014	2013

	U.S. $ in millions

Finished products	$2,502	$2,567
Raw and packaging materials	1,532	1,576
Products in process	734	715
Materials in transit and payments on account	172	195

	$4,940	$5,053